FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial instruments financial risks and capital management [Abstract]
Disclosure of detailed information about financial instruments [text block]
	2020	2019
	US$’000	US$’000
Financial assets
Financial assets at amortised cost	74,598	81,021
Less: Transferred to asset of disposal group classified as held for sale (Note 40) (i)	(76)	(937)
	74,522	80,084

Derivative instruments designated in hedge accounting relationships	458	173

	74,980	80,257

Financial liabilities
Financial liabilities at amortised cost	356,736	256,140
Less: Transferred to asset of disposal group classified as held for sale (Note 40) (i)	(360)	(538)

	356,376	255,602

(i)

For 2020, the amount represents only the assets relating to Training school that has been classified as held for sale in 2020. Amounts relating to Unicorn Tankers division disclosed as asset held for sale in 2019 and 2020 are included in Note 40.

Credit Quality Of Financial assets And Exposure To Credit Risk [Text Block]
The tables below detail the credit quality of the Group’s financial assets and other items, as well as maximum exposure to credit risk by credit risk rating grades:

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$’000	US$’000	US$’000
31 December 2020

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	7,928	-	7,928
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	900	-	900
Other receivables	9	Performing	12-month ECL	15,269	-	15,269
Due from joint ventures	10	Performing	12-month ECL	1	-	1
Loans to joint ventures	11	Doubtful	Lifetime ECL	798	-	798
				24,896	-	24,896

	Note	Internal credit rating	12-month or lifetime ECL	Gross carrying amount	Loss allowance	Net carrying amount
				US$’000	US$’000	US$’000
31 December 2019

Trade receivables	7	(i)	Lifetime ECL (Simplified approach)	13,173	-	13,173
Contract assets	8	(i)	Lifetime ECL (Simplified approach)	3,844	-	3,844
Other receivables	9	Performing	12-month ECL	14,258	-	14,258
Due from joint ventures	10	Performing	12-month ECL	3,855	-	3,855
Loans to joint ventures	11	Doubtful	Lifetime ECL	5,216	(1,552)	3,664
				40,346	(1,552)	38,794

Disclosure of detailed information about Assets and liabilities in functional currency [Text Block]
At the end of the reporting period, the significant carrying amounts of monetary liabilities and monetary assets denominated in currencies other than the respective Group entities’ functional currencies are as follows:

	Liabilities		Assets
	2020	2019	2020	2019
	US$’000	US$’000	US$’000	US$’000

United States dollars	(576)	(657)	2,176	1,893
South African rands	(6,171)	(26,880)	5,767	6,903

Disclosure of detailed information about foreign currency basis spreads strengthens by 10 % in profit or loss [Text block]
	Impact on profit or loss
	2020	2019
	US$’000	US$’000

United States dollars	160	124
South African rands	(40)	(1,998)

Disclosure of detailed information maturity analysis for non-derivative financial liabilities [Text block]
	Weighted average effective interest rate	On demand or within 1 year	Within 2 to 5 years	After 5 years	Adjustment	Total
	% p.a.	US$’000	US$’000	US$’000	US$’000	US$’000
Group

2020
Non-interest bearing	-	26,714	-	-	-	26,714
Fixed interest rate instruments	7.50	27,411	-	-	(1,879)	25,532
Lease liabilities	4.63	29,862	24,146	-	(2,418)	51,590
Variable interest rate instruments	3.71	35,002	192,229	58,435	(32,766)	252,900
		118,989	216,375	58,435	(37,063)	356,736
Included in assets of a disposal group held for sale (Note 40) (i)		(83)	(277)	-	-	(360)
		118,906	216,098	58,435	(37,063)	356,376

2019
Non-interest bearing	-	32,691	221	-	-	32,912
Lease liabilities	5.41	26,728	35,637	-	(4,381)	57,984
Variable interest rate instruments	5.09	27,747	123,030	44,423	(29,956)	165,244
		87,166	158,888	44,423	(34,337)	256,140
Included in assets of a disposal group held for sale (Note 40) (i)		(539)	-	-	1	(538)
		86,627	158,888	44,423	(34,336)	255,602

Disclosure of detailed information maturity analysis for derivative financial liabilities [Text Block]

	On demand or within 1 year	Within 2 to 5 years	Adjustment	Total
	US$’000	US$’000	US$’000	US$’000
Group

2020
Gross settled:
Bunker swaps
Gross inflow	458	-	-	458

2019
Gross settled:
Bunker swaps
Gross outflow	173	-	-	173

Disclosure of detailed information about financial instruments measured at fair value on recuring basis [Text block]
	2020	2019
	US$’000	US$’000
Financial Assets
Bunker swaps	458	173

Disclosure of detailed information significant unobservable inputs used in fair value measurement of assets [Text Block]

	Level 1	Level 2	Level 3	Total
	US$’000	US$’000	US$’000	US$’000
2020
Financial Assets
Derivative financial instruments	-	458	-	458

	Level 1	Level 2	Level 3	Total
2019
Financial Assets
Derivative financial instruments	-	173	-	173